Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental Financial Information
2. SUPPLEMENTAL FINANCIAL INFORMATION (in millions)

For the years ended December 31	2012	2011	2010
Other (expense) income, net
Interest income	$6	$5	$5
Impairment of an investment (Note 11)	(7)	—	(14)
Other, net	(7)	(8)	(2)
Total other (expense) income, net	$(8)	$(3)	$(11)

At December 31		2012	2011
Accounts Receivable
Trade		$1,056	$1,002
Other		46	46
Accounts Receivable, gross		1,102	1,048
Less: allowance for doubtful accounts		(16)	(16)
Total accounts receivable, net		$1,086	$1,032

Inventories
Work in process and raw materials, net		$187	$167
Finished goods, net		167	177
Service parts, net		443	430
Total inventories, net		$797	$774

Other current assets
Current deferred tax assets		$223	$147
Other		231	164
Total other current assets		$454	$311

Property, plant and equipment
Land and improvements		$42	$46
Buildings and improvements		231	234
Machinery and other equipment		636	674
Property, plant and equipment, gross		909	954
Less: accumulated depreciation		(601)	(589)
Total property, plant and equipment, net		$308	$365

Accumulated other comprehensive loss, net of tax
Currency translation adjustments		$(6)	$(82)
Unrealized gain on securities		1	1
Unrealized loss on derivatives		(10)	—
Actuarial losses and prior service costs on employee benefit plans		(1,232)	(1,411)
Total accumulated other comprehensive loss		$(1,247)	$(1,492)